Costs	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Costs
25.	COSTS

	2021	2020	2019
Inventories at beginning of year	100,137	80,479	53,324
Purchases	391,984	170,616	190,601
Production costs (1)	663,756	442,264	378,281
Translation effect	24,915	32,427	33,385
Adjustment for inflation (2)	1,315	563	496
Inventories at end of the period	(153,927)	(100,137)	(80,479)

	1,028,180	626,212	575,608

(1)	See Note 26.
(2)	Corresponds to adjustment for inflation of inventories’ opening balances of subsidiaries with the Peso as functional currency, which was charged to other comprehensive income.